Liquidity (Detail Textuals) - USD ($)	Mar. 31, 2016	Sep. 30, 2015	Sep. 30, 2014
Liquidity [Abstract]
Accumulated deficit	$ (114,470,878)	$ (94,064,286)	$ (45,151,218)
Aggregate indebtedness	$ 8,900,000	$ 14,200,000